Share-Based Compensation and Savings Plans (Total Expense for Retirement Benefit Plans) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share-Based Compensation and Savings Plans
Employee retirement savings plans expense	$ 69.9	$ 84.3	$ 72.4